Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Work in progress	$ 0	$ 32
Finished goods and goods for resale	1,191,047	1,070,897
Provision for impairment	(111,686)	(143,243)
Inventories	$ 1,079,361	$ 927,686